Financial Assets at Amortized Cost (Details) - Schedule of financial assets at amortized cost - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Assets at Amortized Cost [Abstract]
Rights by resale agreements and securities lending	$ 54,061	$ 64,365
Debt financial instruments	902,355	839,744
Loans and advances to Banks	2,174,792	1,529,832
Loans to customers:
Commercial loans	20,308,745	19,672,332
Residential mortgage loans	11,422,322	10,346,528
Consumer loans	4,995,230	4,247,013
Provisions established for credit risk:
Loans and advances to Banks provisions	(1,641)	(81)
Commercial loans provisions	(321,467)	(318,841)
Mortgage loans provisions	(50,646)	(38,986)
Consumer loans provisions	(449,496)	(315,669)
Total	$ 39,034,255	$ 36,026,237